Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 35,304,482,204	$ 24,153,216,752
Liabilities	28,721,128,962	19,383,966,954
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,367,129,719	4,503,892,247
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	1,523,168,636	304,520,556
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	1,452,094,178	935,063,901
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Assets	3,414,462,015	1,645,140,313
Liabilities	9,777,215	116,994,621
Total	3,404,684,800	1,528,145,692
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	9,777,215	116,994,621
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	2,816,801
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,450,991,646	1,352,100,214
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	62,051,013	59,676,329
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	48,836
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,512,345,135	25,159,309
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	341,279,478	116,508,094
Fair Value Level 1 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	34,531,438	85,241,078
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	10,446,504	6,406,453
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,224,612,665	112,034,506
Liabilities	8,329,699	28,935,340
Total	1,216,282,966	83,099,166
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	8,329,699	28,935,340
Fair Value Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	12,416,632	2,204,339
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	73,030,873	1,127,388
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	4,517,903	83,385,885
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	982,634,164	25,265,966
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	47,144	50,928
Fair Value Level 2 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	26,974,180
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	124,991,769	0
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	95,097,094	16,965,707	$ 20,284,263
Liabilities	0	0
Total	95,097,094	16,965,707
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	31,851,611	0	0
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	4,768,406	586,750	4,599,441
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,553,142	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	20,677,139	0
Fair Value Level 3 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets	0
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 35,246,796	$ 16,378,957	$ 15,684,822